Property, Plant and Equipment -Summary of Property, Plant and Equipment owned and Leased assets (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 22,998	$ 23,664
Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	20,867	21,368
Property, plant and equipment leased (right-of-use assets) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 2,131	$ 2,297